Contractual Commitments - Operating Lease Commitments - Additional Information (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Contracts of work and other services	$ 7,667	$ 7,612	$ 7,364
Rental of real estate and equipment	2,306	1,698	746
Contingent installments	$ 5,361	$ 5,914	$ 6,618
Property, Plant and Equipment under Operating Leases [Member]
Disclosure of geographical areas [line items]
Lease agreements of average term	3 years
Lease agreements of additional renewed average term	One
Transportation Of Hydrocarbons [Member]
Disclosure of geographical areas [line items]
Lease agreements of average term	5 years
Lease agreement of land for the installation and operation of service stations [member]
Disclosure of geographical areas [line items]
Lease agreements of average term	10 years